Risk Management and Derivative Instruments (Details) - Not designated as Hedging Instrument - Commodity Derivatives $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) MMBTU $ / bbl $ / Boe bbl	Dec. 31, 2014 $ / bbl $ / MMBTU
Risk Management and Derivative Instruments
Maximum loss exposure under commodity derivative contracts on failure of the entity's counterparty's performance | $	$ 35.9
Oil | WTI | Swaps | 2015
Risk Management and Derivative Instruments
Weighted-Average Fixed Price | $ / bbl	71.56	88.72
Hedged Volume | bbl	2,208,000
Gas | Swaps | 2015
Risk Management and Derivative Instruments
Weighted-Average Fixed Price	4.13	4.15
Hedged Volume	9,200,000
Hedged Volume, not settled in cash	1,550,000